Touchstone Core Municipal Fund Expense Example, No Redemption - Touchstone Core Municipal Fund - Class C	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 152
Expense Example, No Redemption, 3 Years	853
Expense Example, No Redemption, 5 Years	1,577
Expense Example, No Redemption, 10 Years	$ 3,497